Other Operating Income and Other Operating Expenses - Other Operating Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Analysis of income and expense [abstract]
Dividends received	¥ 20,156	¥ 17,832	¥ 15,005
Foreign exchanges gains (net)	6,152
Other	76,296	73,689	47,102
Total	¥ 102,606	¥ 91,521	¥ 62,108